RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

28.	RELATED PARTY TRANSACTIONS

The majority of the Company's leased vessels are leased from Ship Finance and Ship Finance is entitled to a profit share of the Company's earnings on these vessels under a Charter Ancillary Agreement. This profit share was increased from 20% to 25% with effect from January 1, 2012. A summary of leasing transactions with Ship Finance during the years ended December 31, 2013, 2012 and 2011 is as follows:

(in thousands of $)	2013	2012	2011
Charter hire paid (principal and interest): continuing operations	150,891	161,840	204,634
Charter hire paid (principal and interest): discontinued operations	434	14,492	44,188
Lease termination fees (expense) income: continuing operations	(5,204)	22,766	5,345
Lease termination fees (expense) income: discontinued operations	—	(24,543)	(22,449)
Compensation paid on lease amendment	—	—	106,000
Profit share expense: discontinued operations	—	—	482
Contingent rental expense: continuing operations	—	20,020	—
Contingent rental expense: discontinued operations	—	32,156	—
Remaining lease obligation	726,717	875,670	926,821

A summary of net amounts earned (incurred) from related parties, excluding the Ship Finance lease related balances above, for the years ended December 31, 2013, 2012 and 2011 are as follows:

(in thousands of $)	2013	2012	2011
Seatankers Management Co. Ltd	1,416	1,009	1,008
Golar LNG Limited	2,119	1,820	1,002
Ship Finance International Limited	5,094	4,261	4,660
Golden Ocean Group Limited	3,166	5,566	5,492
Bryggegata AS	(1,982)	(1,455)	(1,494)
Arcadia Petroleum Limited	7,962	5,423	34,977
Seadrill Limited	1,475	2,574	1,076
Archer Limited	410	390	906
Deep Sea Supply Plc	69	41	168
Aktiv Kapital ASA	40	21	136
VTN Shipping Inc	—	—	17,051
Orion Tankers Ltd	—	343	24
Frontline 2012 Ltd	7,410	(4,004)	—
North Atlantic Drilling Ltd	60	—	—
CalPetro Tankers (Bahamas I) Limited	54	51	63
CalPetro Tankers (Bahamas II) Limited	54	51	63
CalPetro Tankers (IOM) Limited	54	51	63

Net amounts earned from other related parties comprise charter hire, office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space. In addition, the Company chartered in two vessels from Frontline 2012 on floating rate time charters during 2012 under which the charter hire expense was equal to the time charter equivalent earnings of the vessels. Both charters were terminated in December 2012.

A summary of short term balances due from related parties as at December 31, 2013 and 2012 is as follows:

(in thousands of $)	2013	2012
Receivables
Ship Finance International Limited	2,272	1,891
Seatankers Management Co. Ltd	394	342
Archer Ltd	8	778
Golar LNG Limited	942	755
Orion Tankers Ltd	—	250
Northern Offshore Ltd	13	13
Golden Ocean Group Limited	1,219	1,325
Seadrill Limited	1,478	1,253
Frontline 2012 Ltd	2,860	2,291
CalPetro Tankers (Bahamas I) Limited	14	13
CalPetro Tankers (Bahamas II) Limited	14	13
CalPetro Tankers (IOM) Limited	14	13
Deep Sea Supply Plc	4	—
Aktiv Kapital Ltd	6	—
Arcadia Petroleum Limited	174	106
North Atlantic Drilling Ltd	75	12
	9,487	9,055

A summary of short term balances due to related parties as at December 31, 2013 and 2012 is as follows:

(in thousands of $)	2013	2012
Payables
Ship Finance International Limited	(8,528)	(52,063)
Seatankers Management Co. Ltd	(506)	(257)
Golar LNG Limited	(155)	(101)
Golden Ocean Group Limited	(1,047)	(1,042)
Frontline 2012 Ltd	(1,183)	(423)
Aktiv Kapital Ltd	—	(34)
Deep Sea Supply Plc	—	(28)
	(11,419)	(53,948)

Receivables and payables with related parties comprise unpaid management, technical advisory, newbuilding supervision and technical management, administrative service and rental charges and charterhire payments. In addition, certain payables and receivables arise when the Company pays an invoice on behalf of a related party and vice versa. The payable with Ship Finance at December 31, 2012 included unpaid contingent rental expense and a lease termination fee. Receivables and payables with related parties are generally settled quarterly in arrears with the exception of profit share due to Ship Finance which is settled annually.

The long term related party balance is due to Ship Finance and is the remaining termination fee payable for the Front Champion and Golden Victory. The balance is being repaid using similar repayment terms to the original lease and incurs interest at 7.254%. Interest expense of $0.7 million has been recorded in 2013 and is included in the short term related party payable balance at the year end. The long term related party balance at December 31, 2013 is as follows:

(in thousands of $)	Total
7.254% Loan note payable due 2021 and 2022	79,017
Loan note repayments	(402)
Total loan note	78,615
Less: current portion of loan note (included in short term related party balance)	(6,017)
72,598

The note balance at December 31, 2013 is repayable as follows:

(in thousands of $)
Year ending December 31,
2014	6,017
2015	5,626
2016	9,200
2017	9,904
2018	10,647
Thereafter	37,221
78,615

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: Ship Finance International Limited, Golar LNG Limited, Northern Offshore Ltd, Seadrill Limited, Bryggegata AS, Golden Ocean Group Limited, Arcadia Petroleum Limited ("Arcadia"), Deep Sea Supply Plc ("Deep Sea"), Aktiv Kapital ASA, Archer Limited, Farahead Holdings Limited ("Farahead"), Seatankers Management Co. Ltd, North Atlantic Drilling Ltd and Frontline 2012 Ltd. CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas II) Limited, CalPetro Tankers (IOM) Limited, Frontline 2012 Ltd. and Orion Tankers Ltd. are equity accounted.

The Company earned freights on chartering vessels to Arcadia in the amount of $7.5 million (2012: $5.0 million).

In January 2013, the Company received termination payments from Ship Finance in the aggregate amount of $7.8 million in respect of the lease terminations for Titan Aries (now renamed Edinburgh) and recorded a gain on $7.6 million in the first quarter of 2013.

In January 2013, the Company paid $6.0 million for 1,143,000 shares in a private placement by Frontline 2012 of 59 million new ordinary shares at a subscription price of $5.25 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 7.9% to 6.3%. The Company recognized a gain on the dilution of its ownership of $5.2 million in the first quarter of 2013.

In February 2013, the Company agreed with Ship Finance to terminate the long term charter party for the Suezmax tanker Front Pride and the charter party terminated on February 15, 2013. The Company made a compensation payment to Ship Finance of $2.1 million in March 2013 for the early termination of the charter and recorded a loss on the termination of the lease of $0.2 million in the first quarter of 2013.

In September 2013, Frontline 2012 completed a private placement of 34.1 million new ordinary shares of $2.00 par value at a subscription price of $6.60. The Company did not buy any of the shares and its ownership decreased from 6.3% to 5.4%. The Company recognized a gain on the dilution of its ownership of $4.7 million in the third quarter of 2013.

In October 2013, Frontline 2012 paid a stock dividend of one share in Avance Gas for every 124.55 shares held in Frontline 2012. The Company received 108,069 shares valued at $1.3 million, which was credited against the investment and recorded as a marketable security in the fourth quarter of 2013.

In October 2013, the Company agreed with Ship Finance, to terminate the long term charter parties for the VLCCs Front Champion and Golden Victory, and Ship Finance simultaneously sold the vessels to unrelated third parties. The charter parties were terminated in November 2013 upon the redelivery of the vessels to Ship Finance. The Company recorded an impairment loss of $88.1 million in 2013 and a net gain of $13.8 million in the fourth quarter of 2013 on the termination of these leases. The Company agreed to a compensation payment to Ship Finance of $89.9 million for the early termination of the charter parties, of which $10.9 million was paid upon termination and the balance was recorded as notes payable, with similar amortization profiles to the current lease obligations, with reduced rates until 2015 and full rates from 2016. Front Champion and Golden Victory had the highest charter rates among the vessels chartered in from Ship Finance and the level of compensation is a reflection of this.

In 2012, the Company received termination payments from Ship Finance in the aggregate amount of $22.2 million in respect of the lease terminations for Titan Orion (ex-Front Duke) and Ticen Ocean (now renamed Front Lady). The Company made lease termination payments to Ship Finance in 2012 in the aggregate amount of $32.6 million in respect of the lease terminations for the OBO vessels Front Striver, Front Rider, Front Climber, Front Viewer and Front Guider which have been included in discontinued operations.

In May 2012, the Company paid $13.3 million for 3,546,000 shares in a private placement by Frontline 2012 of 56 million new ordinary shares at a subscription price of $3.75 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 8.8% to 7.9%. The Company recognized a gain on the dilution of its ownership of $0.7 million in the second quarter of 2012.

In 2011, the Company received termination payments from Ship Finance in the aggregate amount of $5.3 million in respect of the lease terminations for Front Ace and Ticen Sun (ex-Front Highness) and made termination payments to Ship Finance in the aggregate amount of $14.3 million in respect of the OBO vessel lease terminations for Front Leader and Front Breaker .

In September 2011, the Company negotiated the early termination of bare boat charters on three single hull VLCCs, Titan Orion (ex-Front Duke), Titan Aries (now renamed Edinburgh) and Ticen Ocean (now renamed Front Lady), which were being chartered in from Ship Finance. These three vessels were subsequently sold by Ship Finance. The Titan Orion (ex-Front Duke) was delivered, and the charter party with Ship Finance was terminated, on March 27, 2012. The Company received a compensation payment from Ship Finance of $10.6 million for the early termination of the charter. The Ticen Ocean (now renamed Front Lady) was delivered, and the charter party with Ship Finance was terminated, on November 27, 2012. The Company received a compensation payment from Ship Finance of $11.6 million for the early termination of the charter. The Titan Aries (now renamed Edinburgh) was delivered, and the charter party with Ship Finance was terminated, on February 16, 2013. Under the terms of the early termination of the bareboat charters, Ship Finance will pay the Company a termination fee in accordance with the charter ancillary agreement.

In October 2011, the Company sold the double hull Suezmax tanker, Front Hunter, to VTN Shipping Inc., a wholly owned subsidiary of Farahead Holdings Limited, and recognized a gain of $0.05 million in the fourth quarter of 2011.

In December 2011, Frontline completed a restructuring of the Company in which 15 subsidiaries were sold to Frontline 2012 Ltd, a related company that Frontline owns 8.8% of the share capital. At December 31, 2011, $10.5 million remains outstanding for working capital balances.

In December 2011, the Company and Ship Finance agreed to a rate reduction of $6,500 per day for all vessels leased from Ship Finance under long-term leases for a four year period that commenced on January 1, 2012. The Company paid Ship Finance up front compensation of $106.0 million on December 30, 2011, of which $50.0 million was a non-refundable prepayment of profit split and $56.0 million was a release of restricted cash serving as security for charter payments. The Company will compensate Ship Finance with 100% of any difference between the renegotiated rates and the average vessel earnings up to the original contract rates. In addition, the profit share above the original threshold rates was increased from 20% to 25%.